Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Net of debt discount (in Dollars)	$ 77	$ 0
Common stock par or stated value per share (in Dollars per share)	$ 0.001	$ 0.001
Common stock shares authorized	130,000,000	130,000,000
Common stock shares outstanding	2,600,311	1,123,680
Common stock shares issued	2,600,311	1,123,680